Stock-Based Compensation - Schedule of Company’s RSU’s (Details) - RSU’s [Member]	6 Months Ended
Jun. 30, 2026 $ / shares shares
Schedule of Company’s RSU’s [Line Items]
Number of RSUs outstanding at the beginning of the year | shares	8,602,317
Weighted-Average Grant Date Fair Value, RSUs outstanding at the beginning of the year | $ / shares	$ 2.95
Number of RSUs, Granted during the period | shares	4,335,811
Weighted-Average Grant Date Fair Value, Granted during the period | $ / shares	$ 1.38
Number of RSUs, Vested during the period | shares	(2,577,405)
Weighted-Average Grant Date Fair Value, Vested during the period | $ / shares	$ 3.23
Number of RSUs, Forfeited during the period | shares	(973,311)
Weighted-Average Grant Date Fair Value, Forfeited during the period | $ / shares	$ 2.76
Number of RSUs, Outstanding at the end of the period | shares	9,387,412
Weighted-Average Grant Date Fair Value, Outstanding at the end of the period | $ / shares	$ 2.17